4. Stockholders' Equity: Stock Purchase Warrants: Schedule of Stock Purchase Warrants Outstanding (Details)	Jun. 30, 2018 USD ($) shares
$0.30
Class of Warrant or Right, Outstanding | shares	2,438,666
Warrants and Rights Outstanding | $	$ 1,048,065
$0.50
Class of Warrant or Right, Outstanding | shares	2,438,666
Warrants and Rights Outstanding | $	$ 995,440
$1.00
Class of Warrant or Right, Outstanding | shares	3,384,166
Warrants and Rights Outstanding | $	$ 1,261,276
$2.00
Class of Warrant or Right, Outstanding | shares	3,384,166
Warrants and Rights Outstanding | $	$ 1,227,074